787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 19, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 216 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 216 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 216 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”) with respect to Legg Mason ClearBridge Diversified Large Cap Growth Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to reflect changes to the Fund’s investment objectives, investment strategy and risk factors. In connection with those changes, the Fund’s name is being changed to “Legg Mason ClearBridge Tactical Dividend Income Fund.” These changes are expected to become effective on or about January 17, 2012 and were disclosed in supplements to the Fund’s current prospectus and Statement of Additional Information (“SAI”) dated November 14, 2011.

The disclosures in the summary sections of the Prospectus for the Fund other than those entitled “Investment objectives,” “Fees and expenses of the fund,” “Principal investment strategies,” “Certain risks” and “Performance,” and in the statutory section of the Prospectus other than those entitled “More on the fund’s investment strategies, investments and risks” and “Dividends and distributions” are substantially identical to those sections in the Fund’s current prospectus, dated February 28, 2011, and to those of other funds managed by Legg Mason that have been reviewed by the Staff. Similarly, the disclosures in the Fund’s SAI are substantially identical to the SAIs of other Legg Mason funds, except for changes to the sections captioned “Investment Objectives and Management Policies” and “Investment Practices and Risk Factors” to reflect the changes to the Fund’s name, investment objectives, investment strategy, policies and risk factors. Consequently, on behalf of the Trust, I hereby request selective review of the Amendment.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

December 19, 2011

It is proposed that the Amendment will become effective on February 29, 2012 pursuant to Rule 485(a)(1) under the 1933 Act. Prior to or on that date, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will incorporate by reference the Fund’s audited financial statements for the fiscal year ended October 31, 2011 and contain updated performance information, and file the consent of the Funds’ independent registered public accounting firm.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558 or to Benjamin J. Haskin at (202) 303-1124.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Harris Goldblat, Legg Mason & Co., LLC

Rosemary D. Emmens, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP